Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans and Allowance For Loan Losses [Abstract]
Loans and Allowance for Loan Losses
Note 4:	Loans and Allowance for Loan Losses

Categories of loans at December 31 include:

($ in thousands)	Total Loans		Non-Accrual Loans		Non-Accrual Percentage
	2012	2011	2012	2011	2012	2011
Commercial	$81,767	$78,112	1,246	2,393	1.52%	3.06%
Commercial real estate	201,392	187,829	782	1,456	0.39%	0.78%
Agricultural	42,276	38,361	-	-	0.00%	0.00%
Residential real estate	87,859	87,656	2,631	2,471	2.99%	2.82%
Consumer	50,223	50,681	646	580	1.29%	1.14%
Leasing	148	216	-	-	0.00%	0.00%
Total loans	463,665	442,855	$5,305	$6,900	1.14%	1.56%
Less
Net deferred loan fees, premiums and discounts	(276)	(301)
Loans, net of unearned income	$463,389	$442,554
Allowance for loan losses	$(6,811)	$(6,529)

The following tables present the balance of the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2012 and 2011:

For the Year Ended December 31, 2012	Commercial	Commercial RE &	Agricultural	Residential	Home Equity
($'s in thousands)	& Industrial	Construction	& Farmland	Real Estate	& Consumer	Other	Unallocated	Total
Allowance for load losses:

Beginning balance	$1,914	$2,880	$51	$956	$599	$139	$(10)	$6,529
Charge Offs	(390)	(287)	(10)	(129)	(484)	(28)	-	(1,328)
Recoveries	41	50	7	86	69	6	1	260
Provision	(4)	391	138	175	655	$(14)	8	1,350
Ending Balance	$1,561	$3,034	$186	$1,088	$839	$103	$(1)	$6,811

Ending balance:
individually evaluated for impairment	$485	$55	$-	$386	$195			$1,121
Ending balance:
collectively evaluated for impairment	$1,076	$2,979	$186	$702	$644	$103	$(1)	$5,690

Loans:
Ending balance:
individually evaluated for impairment	$1,232	$725	$-	$2,683	$682			$5,322
Ending balance:
collectively evaluated for impairment	$80,535	$200,667	$42,276	$85,176	$49,541	$148	$-	$458,343

For the Year Ended December 31, 2011	Commercial	Commercial RE &	Agricultural	Residential	Home Equity
($'s in thousands)	& Industrial	Construction	& Farmland	Real Estate	& Consumer	Other	Unallocated	Total
Allowance for load losses:

Beginning balance	$1,723	$3,774	$16	$643	$401	$128	$30	$6,715
Charge Offs	(642)	(2,057)	-	(248)	(460)	-	-	(3,407)
Recoveries	465	32	3	700	21	6	-	1,227
Provision	368	1,131	32	(139)	637	$5	(40)	1,994
Ending Balance	$1,914	$2,880	$51	$956	$599	$139	$(10)	$6,529

Ending balance:
individually evaluated for impairment	$1,017	$19	$5	$280	$212			$1,533
Ending balance:
collectively evaluated for impairment	$897	$2,861	$46	$676	$387	$139	$(10)	$4,996
Loans:
Ending balance:
individually evaluated for impairment	$3,283	$2,473	$5	$2,074	$543			$8,378
Ending balance:
collectively evaluated for impairment	$74,829	$185,356	$38,356	$85,582	$50,138	$216	$-	$434,477

Credit Risk Profile

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors.  The Company analyzes loans individually by classifying the loans as to credit risk.  This analysis includes loans with an outstanding balance greater than $100 thousand and non-homogeneous loans, such as commercial and commercial real estate loans.  This analysis is performed on a quarterly basis.  The Company uses the following definitions for risk ratings:

Special Mention:  Assets have potential weaknesses that deserve management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Company’s credit position at some future date.  Special mention assets are not adversely classified and do not expose the Company to sufficient risk to warrant adverse classification.  Ordinarily, special mention credits have characteristics which corrective management action would remedy.

Substandard:  Loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans so classified must have a well-defined weakness or weaknesses that jeopardized the liquidation of the debt.  They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful:  Loans classified as doubtful have all the weaknesses inherent in those classified Substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of current known facts, conditions and values, highly questionable and improbable.

Loss: Loans are considered uncollectable and of such little value that continuing to carry them as assets on the Company’s financial statement is not feasible.  Loans will be classified Loss when it is neither practical nor desirable to defer writing off or reserving all or a portion of a basically worthless asset, even though partial recovery may be possible at some time in the future.

The risk characteristics of each loan portfolio segment are as follows:

Commercial and Agricultural

Commercial and agricultural loans are primarily based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower.  The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value.  Most commercial loans are secured by the assets being financed or other business assets, such as accounts receivable or inventory, and may include a personal guarantee.  Short-term loans may be made on an unsecured basis.  In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Commercial Real Estate including Construction

Commercial real estate loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate.  Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan.  Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy.  The characteristics of properties securing the Company’s commercial real estate portfolio are diverse, but with geographic location almost entirely in the Company’s market area.  Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria.  In general, the Company avoids financing single purpose projects unless other underwriting factors are present to help mitigate risk.  In addition, management tracks the level of owner-occupied commercial real estate versus nonowner-occupied loans.

Construction loans are underwritten utilizing feasibility studies, independent appraisal reviews and financial analysis of the developers and property owners.  Construction loans are generally based on estimates of costs and value associated with the completed project.  These estimates may be inaccurate.  Construction loans often involve the disbursement of substantial funds with repayment substantially dependent on the success of the ultimate project.  Sources of repayment for these types of loans may be pre-committed permanent loans from approved long-term lenders, sales of developed property or an interim loan commitment from the Company until permanent financing is obtained.  These loans are closely monitored by on-site inspections and are considered to have higher risks than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, governmental regulation of real property, general economic conditions and the availability of long-term financing.

Residential and Consumer

Residential and consumer loans consist of two segments – residential mortgage loans and personal loans.  Residential mortgage loans are secured by 1-4 family residences and are generally owner-occupied, and the Company generally establishes a maximum loan-to-value ratio and requires private mortgage insurance if that ratio is exceeded.  Home equity loans are typically secured by a subordinate interest in 1-4 family residences, and consumer personal loans are secured by consumer personal assets, such as automobiles or recreational vehicles.  Some consumer personal loans are unsecured, such as small installment loans and certain lines of credit.  Repayment of these loans is primarily dependent on the personal income of the borrowers, which can be impacted by economic conditions in their market areas, such as unemployment levels.  Repayment can also be impacted by changes in property values on residential properties.  Risk is mitigated by the fact that these loans are of smaller individual amounts and spread over a large number of borrowers.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.

The following tables present the credit risk profile of the Company’s loan portfolio based on rating category as of December 31, 2012 and 2011:

Dec. 31, 2012 Loan Grade	Commercial & Industrial	Comm. RE & Construction	Agricultural & Farmland	Residential Real Estate	Home Equity & Consumer	Other	Total
($ in thousands)
1-2	$1,108	$101	$109	$-	$-	$-	$1,318
3	23,028	55,175	7,938	77,221	45,063	17	208,442
4	54,871	129,846	34,195	6,285	4,223	131	229,551
Total Pass	79,007	185,122	42,242	83,506	49,286	148	439,311
Special Mention	88	12,370	-	1,186	190	-	13,834
Substandard	1,429	3,024	34	699	144	-	5,330
Doubtful	1,243	876	-	2,468	603	-	5,190
Loss	-	-	-	-	-	-	-
Total	$81,767	$201,392	$42,276	$87,859	$50,223	$148	$463,665

Dec. 31, 2011 Loan Grade	Commercial & Industrial	Comm. RE & Construction	Agricultural & Farmland	Residential Real Estate	Home Equity & Consumer	Other	Total
($ in thousands)
1-2	$909	$188	$152	$1,548	$127	$140	$3,064
3	24,375	62,506	13,203	78,122	43,814	-	222,020
4	48,004	110,633	24,950	1,576	6,095	76	191,334
Total Pass	73,288	173,327	38,305	81,246	50,036	216	416,418
Special Mention	610	9,703	5	1,666	72	-	12,056
Substandard	2,037	3,358	51	1,834	92	-	7,372
Doubtful	2,177	1,441	-	2,910	481	-	7,009
Loss	-	-	-	-	-	-	-
Total	$78,112	$187,829	$38,361	$87,656	$50,681	$216	$442,855

The Company evaluates the loan risk grading system definitions and allowance for loan loss methodology on an ongoing basis. Beginning January 1, 2011, the Company began using a three-year average of historical losses for the general component of the allowance for loan loss calculation. The Company had previously used a five-year average. No other significant changes were made to the loan risk grading system definitions and allowance for loan loss methodology during the periods presented.

The following tables present the Company’s loan portfolio aging analysis as of December 31, 2012 and 2011:

December 31, 2012	30-59 Days	60-89 Days	Greater Than	Total Past		Total Loans
($ in thousands)	Past Due	Past Due	90 Days	Due	Current	Receivable
Commercial & Industrial	$26	$2	$497	$525	$81,242	$81,767
Commercial RE	1,623	320	264	2,207	199,185	201,392
Agricultural & Farmland	-	-	-	-	42,276	42,276
Residential Real Estate	90	139	1,467	1,696	86,163	87,859
Home Equity & Consumer	319	76	280	675	49,548	50,223
Other	-	-	-	-	148	148
Loans	2,058	537	2,508	5,103	458,562	463,665
Loans held for Sale	-	-	-	-	6,147	6,147
Total	$2,058	$537	$2,508	$5,103	$464,709	$469,812

December 31, 2011	30-59 Days	60-89 Days	Greater Than	Total Past		Total Loans
($ in thousands)	Past Due	Past Due	90 Days	Due	Current	Receivable
Commercial & Industrial	$58	$-	$2,334	$2,392	$75,720	$78,112
Commercial RE	67	-	1,656	1,723	186,106	187,829
Agricultural & Farmland	-	-	-	-	38,361	38,361
Residential Real Estate	412	784	569	1,765	85,891	87,656
Home Equity & Consumer	465	194	505	1,164	49,517	50,681
Other	-	-	-	-	216	216
Loans	1,002	978	5,064	7,044	435,811	442,855
Loansheld for Sale	-	-	-	-	5,238	5,238
Total	$1,002	$978	$5,064	$7,044	$441,049	$448,093

All loans past due 90 days are systematically placed on nonaccrual status.

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310-10-35-16), when based on current information and events, it is probable State Bank will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan.  Impaired loans include non-performing commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties.  These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

The following tables present impaired loan activity for the twelve months ended December 31, 2012 and 2011:

Twelve Months Ended December 31, 2012
($'s in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial & Industrial	$394	$2,280	$-	$2,419	$-
Commercial RE & Construction	527	1,529	-	1,610	15
Agricultural & Farmland	-	-	-	-	-
Residential Real Estate	1,122	1,204	-	1,284	57
Home Equity & Consumer	228	260	-	272	10
All Impaired Loans < $100,000	1,336	1,336	-	1,336	-
With a specific allowance recorded:
Commercial & Industrial	838	944	485	949	6
Commercial RE & Construction	198	198	55	198	-
Agricultural & Farmland	-	-	-	-	-
Residential Real Estate	1,561	1,561	386	1,530	62
Home Equity & Consumer	454	454	195	471	20
All Impaired Loans < $100,000	-	-	-	-	-
Totals:
Commercial & Industrial	$1,232	$3,224	$485	$3,368	$6
Commercial RE & Construction	$725	$1,727	$55	$1,808	$15
Agricultural & Farmland	$-	$-	$-	$-	$-
Residential Real Estate	$2,683	$2,765	$386	$2,814	$119
Home Equity & Consumer	$682	$714	$195	$743	$30
All Impaired Loans < $100,000	$1,336	$1,336	$-	$1,336	$-

Twelve Months Ended December 31, 2011
($'s in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial & Industrial	$1,206	$1,856	$-	$1,737	$89
Commercial RE & Construction	1,061	2,149	-	2,264	4
Agricultural & Farmland	-	-	-	-	-
Residential Real Estate	581	581	-	678	42
Home Equity & Consumer	189	217	-	191	2
All Impaired Loans < $100,000	1,065	1,065	-	1,065	-
With a specific allowance recorded:
Commercial & Industrial	2,077	3,787	1,017	2,528	-
Commercial RE & Construction	1,412	2,827	19	2,029	21
Agricultural & Farmland	5	5	5	5	1
Residential Real Estate	1,493	1,596	280	1,655	66
Home Equity & Consumer	354	354	212	365	8
All Impaired Loans < $100,000	-	-	-	-	-
Totals:
Commercial & Industrial	$3,283	$5,643	$1,017	$4,265	$89
Commercial RE & Construction	$2,473	$4,976	$19	$4,293	$25
Agricultural & Farmland	$5	$5	$5	$5	$1
Residential Real Estate	$2,074	$2,177	$280	$2,333	$108
Home Equity & Consumer	$543	$571	$212	$556	$10
All Impaired Loans < $100,000	$1,065	$1,065	$-	$1,065	$-

Impaired loans less than $100,000 are included in groups of homogenous loans.  These loans are evaluated based on delinquency status.

Interest income recognized on a cash basis does not materially differ from interest income recognized on an accrual basis.

Troubled Debt Restructured (TDR) Loans

TDR’s are modified loans where a concession was provided to a borrower experiencing financial difficulties.  Loan modifications are considered TDR’s when the concessions provided are not available to the borrower through either normal channels or other sources.  However, not all loan modifications are TDR’s.

TDR Concession Types

The Company’s standards relating to loan modifications consider, among other factors, minimum verified income requirements, cash flow analysis, and collateral valuations.  Each potential loan modification is reviewed individually and the terms of the loan are modified to meet a borrower’s specific circumstances at a point in time.  All loan modifications, including those classified as TDR’s, are reviewed and approved.  The types of concessions provided to borrowers include:

●
Interest rate reduction: A reduction of the stated interest rate to a nonmarket rate for the remaining original life of the debt. The Company also may grant interest rate concessions for a limited timeframe on a case by case basis.

●	Amortization or maturity date change beyond what the collateral supports, including any of the following:

(1)
Lengthens the amortization period of the amortized principal beyond market terms.  This concession reduces the minimum monthly payment and increases the amount of the balloon payment at the end of the term of the loan.  Principal is generally not forgiven.

(2)
Reduces the amount of loan principal to be amortized.  This concession also reduces the minimum monthly payment and increases the amount of the balloon payment at the end of the term of the loan.  Principal is generally not forgiven.

(3)
Extends the maturity date or dates of the debt beyond what the collateral supports.  This concession generally applies to loans without a balloon payment at the end of the term of the loan. In addition, there may be instances where renewing loans potentially require non-market terms and would then be reclassified as TDRs.

●
Other:  A concession that is not categorized as one of the concessions described above.  These concessions include, but are not limited to: principal forgiveness, collateral concessions, covenant concessions, and reduction of accrued interest.  Principal forgiveness may result from any TDR modification of any concession type.

The tables below present the activity of TDR’s during the years ended December 31, 2012 and 2011:

	2012
	Number of	Pre-Modification Recorded	Post-Modification Recorded
($ in thousands)	Contracts	Investment	Investment
Residential Real Estate	14	$660	$660
Consumer	2	21	21
Commercial Real Estate	1	198	198
Total	17	$879	$879

Of the TDRs entered into during 2012, two had subsequently defaulted as of December 31, 2012. Both defaults during the year were residential real estate loans with a total defaulted balance of $0.19 million. Redefaults are defined as loans that were performing TDRs that became 90 days or more past due post restructuring.  The Company has specifically allocated $0.9 million of the $6.8 million in loan loss allowance to TDR loans.  All TDRs resulted from a reduction to a borrowers rate, or an extension of the prior maturity date.  No principal reductions have been granted.

	2011
	Number of Contracts	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
Residential Real Estate	14	$1,011	$1,011